Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets, Noncurrent Disclosure [Abstract]
Schedule Of Other Non-current Assets
Other
non-current
assets consisted of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Rental and industry customer deposits	86,306	108,783	17,070
Prepayments	18,469	42,432	6,659
Long-term investments	1,065	6,105	958
Other receivables	726	—	—

Total other non-current assets	106,566	157,320	24,687